INTANGIBLE ASSETS AND GOODWILL - Schedule of Goodwill Activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023
Goodwill [Roll Forward]
Goodwill, net, beginning balance	$ 126,487	$ 158,233
Foreign currency translation	76	119
Business divestiture		(31,865)
Goodwill, net, ending balance	$ 126,563	$ 126,487